Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Schedule of Assumptions Used to Determine the Fair Value of Option Grants
The assumptions that the Company used to determine the fair value of options granted were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	2.5%	0.9%
Expected term (in years)	5.9	6.0
Expected volatility	81.2%	80.5%
Expected dividend yield	0%	0%

Schedule of Common Stock Option Activity
The following table summarizes the Company’s option activity since December 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	6,248,675	$9.15	8.2	$—
Granted	4,509,673	$2.13
Exercised	—	$—
Forfeited	(2,282,532)	$7.31

Outstanding as of December 31, 2022	8,475,816	$5.91	8.2	$—

Options vested and expected to vest as of December 31, 2022	8,475,816	$5.91	8.2	$—

Options exercisable as of December 31, 2022	3,641,107	$8.27	7.1	$—

Schedule of Stock Based Compensation Expense
Stock-based compensation expense was classified in the statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
	2023	2022
Research and development expenses	$15	$527
General and administrative expenses	491	1,378

	$506	$1,905

Stock-based compensation expense was classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2022	2021
Research and development expenses	$1,877	$3,836
General and administrative expenses	5,144	6,472

	$7,021	$10,308

Restricted Stock Units (RSUs) [Member]
Statement [Line Items]
Schedule of Activity Relating to Restricted Stock Units
The table below summarizes the Company’s restricted stock unit activity since December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	289,918	$7.79
Granted	185,871	$1.90
Vested	(76,539)	$6.46
Forfeited	(142,006)	$6.97

Outstanding as of December 31, 2022	257,244	$4.38

Performance Restricted Stock Units [Member]
Statement [Line Items]
Schedule of Activity Relating to Restricted Stock Units
The table below summarizes the Company’s performance restricted stock unit activity since December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2021	190,000	$9.91
Granted	—	$—
Vested	—	$—
Forfeited	(20,000)	$7.51

Outstanding as of December 31, 2022	170,000	$10.19